Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepaid advertising fees	¥ 227,057		¥ 213,230
Employee advances	100,063		90,167
Input VAT	74,193		64,755
Rental and other deposits	100,214		73,110
Prepaid rental	19,365		22,795
Prepayment for service fees	28,052		26,039
Consideration and other receivables from Finance Business (due from a related party (Note 9))	82,725		58,164
Prepayment for film investment	75,029		37,081
Interest receivable	38,296		15,468
Others	68,409		56,463
Total	¥ 813,403	$ 118,517	¥ 657,272